Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	92,000,000	92,000,000	92,000,000
Common stock, shares issued	13,760,000	13,760,000	13,760,000
Common stock, shares outstanding	13,760,000	13,760,000	13,760,000
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000	3,000,000	3,000,000
Common stock, shares issued	2,240,000	2,240,000	2,240,000
Common stock, shares outstanding	2,240,000	2,240,000	2,240,000